Other Accounts Receivable, Net (Details) - Schedule of movement in impairment of other receivables - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax credit [Member]
Other Accounts Receivable, Net (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning			S/ 165
Impairment of other minors			(12,511)
Write-off			12,530
Translations adjustments			(184)
Guaranties Retention [Member]
Other Accounts Receivable, Net (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning	S/ (123,347)	S/ (95,828)	(30,863)
Additions	(127,348)	(21,178)
Impairment of other minors			(62,456)
Write-off	113,037	986	(325)
Exchange difference	2,646	(2,400)	(2,188)
Translations adjustments	603	(4,927)	4
Balance at ending	(134,409)	(123,347)	(95,828)
Claims to third parties [Member]
Other Accounts Receivable, Net (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning	(129,569)	(102,050)	(30,698)
Additions	(127,348)	(21,178)
Impairment of other minors			(81,189)
Write-off	113,037	986	12,205
Exchange difference	2,646	(2,400)	(2,188)
Translations adjustments	603	(4,927)	(180)
Balance at ending	(140,631)	(129,569)	(102,050)
Total [Member]
Other Accounts Receivable, Net (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning	(6,222)	(6,222)
Impairment of other minors			(6,222)
Balance at ending	S/ (6,222)	S/ (6,222)	S/ (6,222)